Risk management - Schedule of exposure and impairment losses by stage, by entity (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) tranches	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 949,583	€ 903,646	€ 861,432
Impairment loss on financial assets	€ 22,854	22,125	23,422
Spain
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 212,593	214,761	214,442
Impairment loss on financial assets	4,645	6,007	6,488
Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	850,779	802,967	766,034
Impairment loss on financial assets	3,807	4,149	4,458
Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	191,349	186,353	187,622
Impairment loss on financial assets	507	422	479
Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	66,196	69,968	64,962
Impairment loss on financial assets	5,195	5,103	5,461
Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,351	15,647	13,058
Impairment loss on financial assets	666	580	732
Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,608	30,711	30,436
Impairment loss on financial assets	13,852	12,873	13,503
Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,893	12,761	13,762
Impairment loss on financial assets	3,472	5,005	5,277
From AAA to AA-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	173,946	190,278	112,048
From AAA to AA- | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37,580	44,330	39,855
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	172,440	188,434	110,536
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37,133	43,978	38,656
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,506	1,844	1,512
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	447	352	1,199
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From A+ to BB
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	404,685	388,962	386,594
From A+ to BB | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	107,949	109,697	108,654
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	394,084	377,008	378,982
From A+ to BB | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	107,667	109,142	108,336
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,601	11,954	7,612
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	282	555	318
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From BB- to B-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	305,109	278,071	315,756
From BB- to B- | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52,684	44,820	46,827
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	272,456	233,779	273,443
From BB- to B- | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46,296	33,104	40,294
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,653	44,292	42,313
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,388	11,716	6,533
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
CCC and below
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,843	46,335	47,034
CCC and below | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,380	15,914	19,106
CCC and below | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,799	3,746	3,073
CCC and below | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	253	129	336
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,436	11,878	13,525
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,234	3,024	5,008
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,608	30,711	30,436
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 8,893	12,761	13,762
Santander UK plc
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 245,070	247,678	241,300
Impairment loss on financial assets	1,032	967	1,448
Santander UK plc | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	221,566	223,481	219,030
Impairment loss on financial assets	166	135	223
Santander UK plc | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,445	20,689	19,041
Impairment loss on financial assets	529	372	557
Santander UK plc | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,059	3,508	3,229
Impairment loss on financial assets	337	460	668
Santander UK plc | From AAA to AA-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	86,757	98,403	41,868
Santander UK plc | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	85,930	97,388	41,757
Santander UK plc | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	827	1,015	111
Santander UK plc | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | From A+ to BB
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	126,132	121,104	144,424
Santander UK plc | From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	118,585	113,030	142,308
Santander UK plc | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,547	8,074	2,116
Santander UK plc | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | From BB- to B-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27,924	23,720	51,779
Santander UK plc | From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,831	13,063	34,965
Santander UK plc | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,093	10,657	16,814
Santander UK plc | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | CCC and below
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,257	4,451	3,229
Santander UK plc | CCC and below | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	220	0	0
Santander UK plc | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	978	943	0
Santander UK plc | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 3,059	3,508	3,229
Santander Bank, National Association | United States
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Santander Bank, National Association | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 62,072	55,153	47,643
Impairment loss on financial assets	707	622	702
Santander Bank, National Association | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,319	50,402	42,485
Impairment loss on financial assets	392	263	344
Santander Bank, National Association | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,294	4,274	4,755
Impairment loss on financial assets	241	314	316
Santander Bank, National Association | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	459	477	403
Impairment loss on financial assets	74	45	42
Santander Bank, National Association | From AAA to AA- | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,029	8,935	3,332
Santander Bank, National Association | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,884	8,811	3,284
Santander Bank, National Association | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	145	124	48
Santander Bank, National Association | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | From A+ to BB | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,134	30,412	16,551
Santander Bank, National Association | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,768	29,379	14,821
Santander Bank, National Association | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	366	1,033	1,730
Santander Bank, National Association | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | From BB- to B- | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,584	14,949	26,809
Santander Bank, National Association | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,359	12,193	24,350
Santander Bank, National Association | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,225	2,756	2,459
Santander Bank, National Association | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | CCC and below | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,325	857	951
Santander Bank, National Association | CCC and below | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	308	19	30
Santander Bank, National Association | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	558	361	518
Santander Bank, National Association | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 459	477	403
Santander Consumer USA Holdings Inc. | United States | North America
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 31,960	29,652	29,041
Impairment loss on financial assets	3,356	2,837	3,457
Santander Consumer USA Holdings Inc. | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22,470	20,094	23,179
Impairment loss on financial assets	672	524	911
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,620	7,900	4,843
Impairment loss on financial assets	1,232	1,741	1,820
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,870	1,658	1,019
Impairment loss on financial assets	1,452	572	726
Santander Consumer USA Holdings Inc. | From AAA to AA- | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	421	362
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	417	359
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	4	3
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From A+ to BB | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	171	835	1,339
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	171	800	1,330
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	35	9
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From BB- to B- | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15,076	24,585	23,279
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,564	18,655	20,585
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	512	5,930	2,694
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | CCC and below | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,713	3,811	4,061
Santander Consumer USA Holdings Inc. | CCC and below | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,735	222	905
Santander Consumer USA Holdings Inc. | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,108	1,931	2,137
Santander Consumer USA Holdings Inc. | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 3,870	1,658	1,019
Banco Santander (Brasil) S.A. | Brazil | South America
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 101,466	84,683	74,432
Impairment loss on financial assets	6,128	4,651	3,879
Banco Santander (Brasil) S.A. | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	85,636	75,140	64,852
Impairment loss on financial assets	575	1,232	971
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,125	5,361	6,151
Impairment loss on financial assets	1,219	909	776
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,705	4,182	3,429
Impairment loss on financial assets	4,334	2,510	2,132
Banco Santander (Brasil) S.A. | From AAA to AA- | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,074	22,851	13,323
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,033	22,555	13,226
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41	296	97
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | From A+ to BB | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36,244	24,283	25,572
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,902	24,003	25,460
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	342	280	112
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | From BB- to B- | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,464	29,281	28,126
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	31,269	27,040	25,180
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,195	2,241	2,946
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | CCC and below | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,684	8,268	7,411
Banco Santander (Brasil) S.A. | CCC and below | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	432	1,542	986
Banco Santander (Brasil) S.A. | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,547	2,544	2,996
Banco Santander (Brasil) S.A. | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 7,705	€ 4,182	€ 3,429